OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
OTHER LIABILITIES
Schedule of information related to other liabilities

	As at	As at
	December 31,	December 31,
	2022	2021
Pension benefit obligations	$53,024	$51,210
Other	19,591	19,051
Total other liabilities	$72,615	$70,261

Schedule of funded status of the Company's defined benefit obligations

	Year Ended December 31,
	2022	2021
Reconciliation of plan assets:
Plan assets, beginning of year	$2,905	$2,768
Employer contributions	1,713	3,584
Benefit payments	(1,473)	(3,325)
Administrative expenses	(120)	(130)
Interest on assets	87	72
Net return on assets excluding interest	(87)	(72)
Effect of exchange rate changes	(190)	8
Plan assets, end of year	$2,835	$2,905

Reconciliation of defined benefit obligation:
Defined benefit obligation, beginning of year	$44,844	$44,105
Current service cost	2,976	2,624
Past service cost	—	5,351
Benefit payments	(1,473)	(3,325)
Interest cost	1,797	1,240
Actuarial gains arising from changes in economic assumptions	(7,028)	(2,785)
Actuarial losses arising from changes in demographic assumptions	772	992
Actuarial losses (gains) arising from Plan experience	6,363	(2,842)
Effect of exchange rate changes	(1,518)	(516)
Defined benefit obligation, end of year	46,733	44,844
Net defined benefit liability, end of year	$43,898	$41,939

Schedule of components of Agnico Eagle's pension expense recognized in the consolidated statements of net income (loss)

	Year Ended December 31,
	2022	2021
Current service cost	$2,976	$2,624
Past service cost	—	5,351
Administrative expenses	120	130
Interest cost on defined benefit obligation	1,797	1,240
Interest on assets	(87)	(72)
Pension expense	$4,806	$9,273

Schedule of remeasurement of net defined benefit liability recognized in other comprehensive income (loss)

	Year Ended December 31,
	2022	2021
Actuarial gains relating to the defined benefit obligation	$107	$(4,634)
Net return on assets excluding interest	87	72
Total remeasurements of the net defined benefit liability	$194	$(4,562)

Schedule of significant assumptions used in measuring Executive Plan defined benefit obligations

	As at December 31,	As at December 31,
	2022	2021
Assumptions:
Discount rate - beginning of year	3.0%	2.5%
Discount rate - end of year	5.0%	3.0%

Schedule of significant assumptions used in measuring Company Retirement Program defined benefit obligations

	As at December 31,	As at December 31,
	2022	2021
Assumptions:
Discount rate - beginning of year	2.5%	1.8%
Discount rate - end of year	5.0%	2.5%
Range of mine closure dates	2026 - 2036	2026 - 2032
Termination of employment per annum	2.0% - 10.0%	2.0% - 10.0%

Schedule of significant assumptions used in measuring Company's defined benefit obligations for Mexico Plans

	As at December 31,	As at December 31,
	2022	2021
Assumptions:
Discount rate	9.5%	7.5%
Range of mine closure dates	2024 - 2027	2023 - 2027

Schedule of sensitivity analysis for significant actuarial assumptions

As at
December 31,
2022
Change in assumption:
0.5% increase in discount rate	$(1,559)
0.5% decrease in discount rate	$1,671